Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Transactions with Related Parties
24.	TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated upon consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Compensation	of Key Management Personnel

	For the Three Months Ended March 31
	2018	2019
Short-term employee benefits	$709,712	$552,718
Post-employment benefits	41,709	28,644
Share-based payments	672,664	283,108

	$1,424,085	$864,470

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.

23.	TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Compensation of Key Management Personnel

	For the Year Ended December 31
	2016	2017	2018
Short-term employee benefits	$2,276,467	$3,203,745	$2,833,520
Post-employment benefits	75,989	125,237	140,474
Share-based payments	1,078,054	801,701	791,310

	$3,430,510	$4,130,683	$3,765,304

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.